Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

November 9, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100F Street, NE Washington, DC 20549

Re:	Jacob Internet Fund Inc.
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 11 (the “Amendment”) to the Registration Statement of Jacob Internet Fund Inc.. The Registrant is filing the Amendment for the purpose of registering the shares of two new series of the Registrant, designated as the Jacob Small Cap Growth Fund series and the Jacob Wisdom Fund series. The Small Cap Fund is being formed to serve as the successor fund to the Rockland Small Cap Growth Fund series of The Rockland Funds Trust (an unaffiliated investment company) following a proposed reorganization of the Rockland fund into the Jacob Small Cap Fund; and the Jacob Wisdom Fund is being formed to serve as the successor fund to the Wisdom Fund series of New Providence Investment Trust (an unaffiliated investment company) following a proposed reorganization of the Wisdom fund into the Jacob Wisdom Fund. In each case, the Registrant will be filing a Registration Statement on Form N-14 to register the shares of the relevant series that will be issued in the reorganization. The Form N-14 relating to the Rockland transaction is being filed immediately following this Amendment.

     The Amendment is scheduled to automatically become effective 75 days after this filing. However, the Form N-14 related to the reorganization will automatically become effective 30 days after it is filed. Since the staff will be reviewing the substantive aspects of the new series in connection with the N-14 filings (including investment, fee and expense disclosure), we plan to request that the SEC staff accelerate the effectiveness of this Amendment so that the Registrant can attach an effective prospectus for each new series to the appropriate N-14 Proxy Statement/Prospectus when seeking shareholder approval of the proposed fund reorganization. Such an accelerated timing approach would be consistent with the desire of the Boards and advisers of the affected funds to accomplish the reorganizations as quickly as possible in the best interests of fund shareholders.

     Following receipt of SEC staff comments, the Registrant intends to file amended versions of the prospectus and statement of additional information for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information contained in the prospectus and the statement of additional information. As noted on the facing sheet, the Amendment relates only to the new series and does not affect the prospectus and statement of additional information of the Registrant’s other series.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to Taylor Brody, Esq. at (215) 564-8071.

Very truly yours,

/s/Michael P. O’Hare Michael P. O’Hare

cc:	Ryan Jacob Frank Alexander